Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2023
Disclosure of associates [abstract]
Investee Companies and Other Investments
Note 6 - Investee Companies and Other Investments

Information about investee companies and other investments

A.          Ellomay Luzon Energy (formerly U. Dori Energy Infrastructures Ltd.)-

The Company, through its wholly owned subsidiary, Ellomay Clean Energy Ltd. (“Ellomay Energy”), entered into an Investment Agreement (the “Dori Investment Agreement”) with Amos Luzon Entrepreneurship and Energy Group Ltd. (the “Luzon Group”), and Ellomay Luzon Energy, with respect to an investment in Ellomay Luzon Energy. Ellomay Luzon Energy holds 18.75% of the share capital of Dorad, which owns an approximate 850 MW bi-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Electricity Authority, NOGA - electricity system management Ltd. and Israel Natural Gas Lines Ltd. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. As of June 30, 2023, total performance guarantees provided by Dorad amounted to approximately NIS 163,000 thousand (approximately €40,500 thousand). The Company’s indirect share of guarantees that Dorad provided through its shareholders is approximately NIS 15,300 thousand (approximately €3,800 thousand).

Dorad and its shareholders are involved in several legal proceedings as follows:

Petition to Approve a Derivative Claim filed by Ellomay Luzon Energy and Ran Fridrich and Third Party Notices
In connection with the description of the petition to approve a derivative claim filed by Ellomay Luzon Energy and Hemi Raphael (replaced by Ran Fridrich) and related third party notices included in Note 6.A to the annual financial statements, an arbitration award was issued on June 28, 2023. The arbitration award accepted the majority of the claims made by the Plaintiffs )Ellomay Luzon Energy, Ran Fridrich and Eilat Ashkelon Infrastructure Services Ltd.) and the arbitrator ruled that the defendants, severally and jointly, are required to: (i) pay Dorad an amount of $100 million, bearing interest pursuant to applicable law from January 1, 2013 until the payment date, (ii) bear the expenses of the plaintiffs, including Ellomay Luzon Energy, in an aggregate amount of NIS 20 million, plus VAT, and (iii) bear 80% of the expenses of Dorad in the proceeding (while the Plaintiffs will bear the remaining 20%).

Petition to Approve a Derivative Claim filed by Edelcom

In connection with the description of the petition to approve a derivative claim filed by Edelcom Ltd., one of the shareholders of Dorad (“Edelcom”), included in Note 6.A to the annual financial statements, in connection with an alleged breach of the entrepreneurship agreement, the arbitration award issued on June 28, 2023 provided, inter alia, that the entrepreneurship agreement was not breached and therefore there is no basis for approving a derivative claim.

On July 4, 2023 and on July 5, 2023, the parties to the arbitration (other than Dorad) approached the retired judge named in the arbitration agreement as the agreed appeal arbitrator asking him to agree to rule on the appeal concerning the arbitration award. On July 6, 2023, the judge notified the parties that he agrees to rule on the appeal. In accordance with an agreed procedural arrangement that was approved by the arbitrator in the appeal, the deadline for filing appeals is October 15, 2023, the deadline for submitting a responses to the appeal is November 29, 2023 and the deadline for submitting positions in connection with the responses is December 14, 2023. The arrangement further provides that a counter-appeal can be filed after the main appeal has been filed. A preliminary procedural meeting whose purpose is to set a schedule for submitting written arguments is scheduled for January 4, 2024.

To the Company’s knowledge, the parties to the arbitration intend to submit an appeal (and a counterappeal). Therefore, the effect of the aforementioned arbitrator ruling has not yet been included in the financial statements.

Potential Expansion of the Dorad Power Plant (“Dorad 2”)
With reference to Note 6.A to the annual financial statements under the heading “Potential Expansion of the Dorad Power Plant (“Dorad 2”)”, on May 28, 2023, the Israeli Government approved the national infrastructures plan (TT”L 11/b) which governs, among other issues, the expansion of the power plant owned by Doard by approximately 650 MW in a combined cycle technology, resulting in aggregate capacity of approximately 1,500 MW. This plan also enables adding batteries with a capacity of approximately 80 MW. On July 12, 2023, Dorad received a copy of a petition submitted by O.P.C Hadera Expansion Ltd. (“OPC”) concerning the approval of the Israeli Government. On July 19, 2023, the Israeli Supreme Court rejected the petition submitted by OPC due to non-exhaustion of proceedings. On July 24, 2023, Dorad received a copy of OPC’s letter to the Israeli Government, through the Secretary of the Government, requesting an urgent response to OPC’s letter dated July 3, 2023 and noting that to the extent the Government does not act accordingly, OPC will have no other recourse and will file a new petition with the court. Furthermore, on July 17, 2023, Dorad received a copy of a petition submitted by Reindeer Energy Ltd. (“Reindeer”) concerning the same approval of the Israeli Government. On July 19, 2023, the Israeli court resolved that Reindeer is required to notify the court by July 24, 2023 why its petition should not be deleted as it is premature, without an order to pay legal expenses and while reserving its claims until a final resolution is adopted in the matter. On July 25, 2023, Dorad received a copy of Reindeer’s response, claiming that the petition is not premature and that without the court’s interference at this stage, the possibility to compete over building a power plant in Central Israel will be eliminated until 2035, therefore, Reindeer claims that the court’s suggestion does not maintain its rights but eliminates them and harms the public interest, which requires a discussion of the petition. On July 27, 2023, the court rejected Reindeer’s petition resolving that it is premature and that under the circumstances there is no justification to discuss it at this time because it is unclear what the recommendation of the National Infrastructure Committee will be after another discussion and what will be the final resolution of the Israeli Government and the basis of the resolution.

B.          Manara Pumped Storage Project –

On May 30, 2023, Ellomay PS made a third withdrawal in the amount of NIS 83,000 thousand (approximately €20,845 thousand). The amount withdrawn from the senior Secured Tranche was approximately NIS 76,490 thousand (approximately €19,210 thousand) at an annual interest rate of 4.49% during the construction period and 3.11% from the date of commercial operation. The amount drawn from the Subordinated Secured B Tranche was approximately NIS 6,510 thousand (approximately €1,635 thousand) at an annual interest rate of 4.35% during the construction period and 3.9% from the date of commercial operation.

As part of the Manara PSP project finance, as of June 30, 2023, Ellomay PS paid upfront agency and commitment fees in the accumulated amount of approximately NIS 40,300 thousand (approximately €10,028 thousand), of which approximately NIS 34,000 thousand (approximately €8,461 thousand) were included as other long-term receivables and approximately NIS 6,300 thousand (approximately €1,567 thousand) were capitalized to the amounts drawn from the PSP project finance.

C.          Development of Photovoltaic Plants in Texas, USA –

In March 2023 the Company entered into a Joint Development Agreement (hereinafter – the “JDA”) with AVI Energy Management LLC (hereinafter – “AVI”) for the development of photovoltaic projects in the State of Texas, USA. AVI is a local project development company whose principals are experienced in the development of energy projects, site acquisition, capital markets and commercial management. The JDA provides for the initial development, design, and construction of two solar photovoltaic projects with an aggregate installed capacity of 26 MW DC (hereinafter – the “First Projects”) and for the development and design of two additional photovoltaic projects with an aggregate installed capacity of 20 MW DC (hereinafter – the “Additional Projects”). As of the reporting date, both of the First Projects have achieved “ready to build” status and will be constructed within the coming 8-10 months. One of the Additional Projects has also achieved “ready to build” status, and the other project is expected to achieve “ready to build” status during the fourth quarter of 2023. The Additional Projects are expected to be constructed during the second half of 2024. The estimated capital costs for the First Projects are between $30-$32 million and the Company’s share of such capital costs is expected to be approximately $19-$21 million. The estimated capital costs for the Additional Projects are between $24-$26 million and the Company’s share of such capital costs is expected to be approximately $15-$17 million. The remaining capital costs are intended to be covered by tax equity sources with whom the Company is currently in discussions.

D.          Development of PV Projects in Italy

In connection with the Framework Agreement executed in December 2019 and further detailed in Note 6.C to the annual financial statements, in connection with the first two photovoltaic plants with an aggregate capacity of approximately 20 MW, a notice to proceed was issued to the EPC contractor in May 2023. The construction works are in advanced stages and these PV plants are expected to be connected to the grid during October 2023.

In addition to the aforementioned PV plants currently under construction, projects with an aggregate capacity of 183 MW reached RTB (“ready to build”) status. Of these projects, two PV plants with an aggregate capacity of approximately 105 MW entered into engineering, procurement & construction agreements with METKA EGN Italy S.r.l.